UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22669

AmericaFirst Quantitative Funds

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE 68130

(Address of principal executive offices)(Zip code)

James Ash

            Gemini Fund Services, LLC, 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

06/30

Date of reporting period: 3/31/14

Item 1.  Schedule of Investments.

AmericaFirst Defensive Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2014
Shares		Value
	COMMON STOCK - 102.45%
	AGRICULTURE - 11.83%
16,897	Altria Group, Inc. (a)	$ 632,455
6,030	British American Tobacco PLC (a)	671,923
8,315	Imperial Tobacco Group PLC (a)	676,508
12,776	Lorillard, Inc. (a)	690,926
7,452	Philip Morris International, Inc. (a)	610,095
12,936	Reynolds American, Inc. (a)	691,041
		3,972,948
	BEVERAGES - 6.68%
13,269	Dr Pepper Snapple Group, Inc. (a)	722,630
8,235	Keurig Green Mountain, Inc.	869,534
7,811	PepsiCo., Inc. (a)	652,218
		2,244,382
	BIOTECHNOLOGY - 3.68%
5,665	Amgen, Inc. (a)	698,721
3,839	Celgene Corp. * (a)	535,924
		1,234,645
	COMPUTERS - 1.61%
16,158	FleetMatics Group PLC * (a)	540,485

	COSMETICS / PERSONAL CARE - 1.91%
7,961	Procter & Gamble Co. (a)	641,657

	ELECTRIC - 14.77%
44,704	AES Corp. (a)	638,373
35,026	E.ON SE (a)	684,758
23,599	Exelon Corp. (a)	791,982
19,085	OGE Energy Corp. (a)	701,565
13,790	SCANA Corp. (a)	707,703
20,112	Westar Energy, Inc. (a)	707,138
15,645	Wisconsin Energy Corp. (a)	728,275
		4,959,794
	FOOD - 13.57%
14,961	Compbell Soup Co. (a)	671,450
19,287	ConAgra Foods, Inc. (a)	598,476
44,666	Danone SA (a)	633,810
12,969	General Mills, Inc. (a)	672,054
9,465	Ingredion, Inc. (a)	644,377
12,007	Kraft Foods Group, Inc. (a)	673,593
16,119	Unilever NV (a)	662,813
		4,556,573
	GAS - 6.03%
14,262	Atmos Energy Corp. (a)	672,168
9,066	National Fuel Gas Co. (a)	634,983
18,226	Vectren Corp. (a)	717,922
		2,025,073
AmericaFirst Defensive Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2014
Shares		Value
	HEALTHCARE-PRODUCTS - 1.75%
11,352	Align Technology, Inc. * (a)	$ 587,920

	HEALTHCARE-SERVICES - 10.06%
7,423	Cigna Corp. (a)	621,528
16,504	Community Health Systems, Inc. * (a)	646,462
6,265	Humana, Inc. (a)	706,191
8,595	UnitedHealth Group, Inc. (a)	704,704
7,008	WellPoint, Inc. (a)	697,646
		3,376,531
	HOUSEHOLD PRODUCTS / WARES - 5.58%
6,994	Clorox Co. (a)	615,542
6,193	Kimberly-Clark Corp. (a)	682,778
6,882	Tupperwate Brands Corp. (a)	576,436
		1,874,756
	PHARMACEUTICALS - 24.98%
9,222	Amerisource Bergen Corp. (a)	604,871
4,569	Bayer AG (a)	618,003
9,676	Cardinal Health, Inc. (a)	677,126
9,584	Endo Health Solutions, Inc. * (a)	657,942
8,264	Herbalife Ltd. (a)	473,279
4,002	McKesson Corp. (a)	706,633
12,903	Merck & Co., Inc. (a)	732,503
23,667	Nature's Sunshine Products, Inc. (a)	326,131
10,743	Omnicare, Inc. (a)	641,035
4,212	Perrigo Co. PLC (a)	651,428
21,118	Pfizer, Inc. (a)	678,310
11,851	Questcor Pharmaceuticals, Inc. (a)	769,486
16,090	Teva Pharmaceutical Industries Ltd. (a)	850,196
		8,386,943

	TOTAL COMMON STOCK ( Cost - $31,754,337)	34,401,707

	SHORT-TERM INVESTMENTS - 3.27%
	MONEY MARKET FUND - 3.27%
1,098,246	Dreyfus Cash Management, Institutional Shares - 0.03% **	1,098,246
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $1,098,246)

	TOTAL INVESTMENTS IN SECURITIES HELD LONG - 105.72% ( Cost - $32,852,583) (b)	$ 35,499,953
	TOTAL INVESTMENTS IN SECURITIES SOLD SHORT - (18.94) % ( Proceeds - $6,169,056)	(6,359,314)
	OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 13.22%	4,440,009
	NET ASSETS - 100.0%	$ 33,580,648

AmericaFirst Defensive Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2014
Shares		Value
	INVESTMENTS IN SECURITIES SOLD SHORT* - (18.94) %
	COMMON STOCK - (18.94) %
	BEVERAGES - (2.59) %
(8,235)	Keurig Green Mountain, Inc.	$ (869,534)

	COMMERCIAL SERVICES - (1.23) %
(21,166)	Xoom Corp.	(413,160)

	ENERGY-ALTERNATE SOURCES - (1.81) %
(138,303)	Ballard Power Systems, Inc.	(608,533)

	MINING - (5.98) %
(110,799)	Allied Nevada Gold Corp.	(477,544)
(51,956)	Coeur Mining, Inc.	(482,671)
(112,721)	Kinross Gold Corp.	(466,665)
(24,758)	Newmont Mining Corp.	(580,328)
		(2,007,208)
	OIL & GAS - (3.71) %
(31,881)	Cobalt International Energy, Inc.	(584,060)
(152,747)	Halcon Resources Corp.	(661,394)
		(1,245,454)
	RETAIL - (1.89) %
(73,495)	JC Penney Co., Inc.	(633,527)

	TELECOMMUNICATIONS - (1.73) %
(28,330)	Gogo, Inc.	(581,898)

	TOTAL INVESTMENTS IN SECURITIES SOLD SHORT (Proceeds $6,169,056)	$ (6,359,314)

PLC - Public Liability Company.
* Non-income producing security.
** The rate shown represents the rate at March 31, 2014 and is subject to change daily.
(a) All or a portion of the security is segregated as collateral for securities sold short at March 31, 2014.

(b) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes, including short sales,  is $26,821,027 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 3,965,054
	Unrealized depreciation:	(1,645,442)
	Net unrealized appreciation:	$ 2,319,612

	AmericaFirst Income Trends Fund
	SCHEDULE OF INVESTMENTS (Unaudited)
	March 31, 2014
Shares		Value
	COMMON STOCK - 24.29%
	AUTO PARTS & EQUIPMENT - 2.93%
12,778	Icahn Enterprises LP	$ 1,312,684

	COMMERCIAL SERVICES - 1.40%
35,088	RR Donnelley & Sons Co.	628,075

	ENTERTAINMENT - 1.75%
15,450	Cedar Fair LP	786,868

	PIPELINES - 6.89%
22,335	El Paso Pipeline Partners LP	678,761
26,543	EnLink Midstream Partners LP	807,438
14,631	ONEOK Partners LP	783,490
14,840	Plains All American Pipeline LP	817,981
		3,087,670
	PRIVATE EQUITY - 4.43%
47,618	Hercules Technology Growth Capital, Inc.	669,985
57,499	KKR & Co. LP	1,313,277
		1,983,262
	REAL ESTATE INVESTMENT TRUSTS - 1.81%
28,907	Starwood Property Trust, Inc.	681,916
4,481	Starwood Waypoint Residential Trust *	129,008
		810,924
	TELECOMMUNICATIONS - 5.08%
41,510	NTELOS Holdings Corp.	560,385
64,110	Orange SA - ADR	941,776
49,106	Telefonica SA - ADR	775,384
		2,277,545

	TOTAL COMMON STOCK ( Cost - $10,730,457)	10,887,028

	EXCHANGE TRADED FUND - 3.64%
	DEBT FUND - 3.64%
821	iShares Core Total US Bond Market ETF	88,627
2,152	SPDR Barclays High Yield Bond ETF	88,899
46,965	SPDR Barclays Short Term High Yield Bond ETF	1,453,567

	TOTAL EXCHANGE TRADED FUND ( Cost - $1,631,406)	1,631,093

	PREFERRED STOCK - 17.62%
	BANKS - 3.47%
57,646	HSBC Holdings PLC, 8.00%	1,554,713

	INSURANCE - 10.93%
64,889	ING Groep NV, 6.375%	1,620,927
62,291	MetLife, Inc., 6.50%	1,566,619
73,203	Prudential Financial, Inc., 5.70%	1,709,290
		4,896,836
	AmericaFirst Income Trends Fund
	SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
	March 31, 2014
Shares		Value
	IRON/STEEL - 3.22%
69,500	Cliffs Natural Resources, Inc., 7.00%	$ 1,440,735

	TOTAL PREFERRED STOCK ( Cost - $7,793,409)	7,892,284

Principal	BONDS & NOTES - 52.22%
	ADVERTISING - 2.13%
$ 951,000	Visant Corp., 10.00%, 10/1/17	952,189

	AEROSPACE/DEFENSE - 2.09%
869,000	TransDigm, Inc., 7.75%, 12/15/18	936,347

	AUTO MANUFACTURERS - 2.04%
895,000	Navistar International Corp., 8.25%, 11/1/21	916,256

	COMMERCIAL SERVICES - 4.13%
859,000	Envision Healthcare Corp., 8.125%, 6/1/19	920,741
863,000	Hertz Corp., 6.75%, 4/15/19	928,804
		1,849,545
	DISTRIBUTION / WHOLESALE - 4.19%
786,000	HD Supply, Inc., 11.50%, 7/15/20	937,305
870,000	VWR Funding, Inc., 7.25%, 9/15/17	939,600
		1,876,905
	DIVERSIFIED FINANCIAL SERVICES - 2.20%
895,000	Springleaf Financial Corp., 6.90%, 12/15/17	986,737

	ENTERTAINMENT - 2.07%
852,000	Pinnacle Entertainment, Inc., 7.50%, 4/15/21	926,550

	HEALTHCARE-PRODUCTS - 2.10%
814,000	Kinetic Concepts, Inc., 10.50%, 11/1/18	939,153

	HEALTHCARE-SERVICES - 2.10%
852,000	HCA Holdings, Inc., 7.75%, 5/15/21	941,460

	HOUSEHOLD PRODUCTS / WARES - 2.16%
900,000	Reynolds Group Issuer, Inc., 9.00%, 4/15/19	967,500

	LODGING - 3.94%
1,912,000	Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/18	846,060
865,000	MGM Resorts International, 6.625%, 7/15/15	921,225
		1,767,285
	MEDIA - 2.13%
911,000	Clear Channel Communications, Inc., 9.00%, 3/1/21	955,411

	AmericaFirst Income Trends Fund
	SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
	March 31, 2014
Principal		Value
	OIL & GAS - 8.41%
$ 896,000	Concho Resources, Inc., 5.50%, 4/1/23	$ 936,320
857,000	Linn Energy LLC, 8.625%, 4/15/20	935,201
885,000	SandRidge Energy, Inc., 7.50%, 3/15/21	949,163
873,000	W&T Offshore, Inc., 8.50%, 6/15/19	947,205
		3,767,889
	RETAIL - 4.14%
852,000	AmeriGas Finance LLC, 7.00%, 5/20/22	935,070
858,000	Michaels Stores, Inc., 7.75%, 11/1/18	921,277
		1,856,347
	SOFTWARE - 4.22%
798,000	First Data Corp., 12.625%, 1/15/21	953,610
830,000	Infor US, Inc., 9.375%, 4/1/19	938,938
		1,892,548
	TELECOMMUNICATIONS - 4.17%
814,000	Cricket Communications, Inc., 7.75%, 10/15/20	931,826
831,000	Level 3 Financing, Inc., 8.625%, 7/15/20	935,914
		1,867,740

	TOTAL BONDS & NOTES ( Cost - $23,385,920)	23,399,862

Shares	SHORT-TERM INVESTMENTS - 1.82%
	MONEY MARKET FUND - 1.82%
816,770	Dreyfus Cash Management, Institutional Shares - 0.03% **	816,770
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $816,770)

	TOTAL INVESTMENTS - 99.59% ( Cost - $44,357,962) (a)	$ 44,627,037
	OTHER ASSETS LESS LIABILITIES - 0.41%	185,089
	NET ASSETS - 100.0%	$ 44,812,126

ADR - American Depositary Receipt
LP - Limited Partnership.
PLC - Public Liability Company.
* Non-income producing security.
** The rate shown represents the rate at March 31, 2014 and is subject to change daily.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $44,311,910 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 991,172
	Unrealized depreciation:	(676,045)
	Net unrealized appreciation:	$ 315,127

	AmericaFirst Absolute Return Fund
	SCHEDULE OF INVESTMENTS (Unaudited)
	March 31, 2014
Shares		Value
	COMMON STOCK - 98.13%
	AIRLINES - 4.06%
84,727	JetBlue Airways Corp. *	$ 736,278

	BANKS - 7.84%
43,727	BBCN Bancorp. Inc.	749,481
4,092	Goldman Sachs Group, Inc.	670,474
		1,419,955
	CHEMICALS - 3.92%
15,692	Innospec, Inc.	709,749

	DIVERSIFIED FINANCIAL SERVICES - 7.51%
27,711	SLM Corp.	678,365
12,169	WageWorks, Inc. *	682,802
		1,361,167
	ELECTRONICS - 3.92%
31,312	Benchmark Electronics, Inc. *	709,217

	ENERGY-ALTERNATE SOURCES - 9.32%
45,806	FutureFuel Corp.	929,862
63,313	Renewable Energy Group, Inc. *	758,490
		1,688,352
	FOREST PRODUCTS & PAPER - 8.13%
16,883	Neenah Paper, Inc.	873,189
14,064	Schweitzer-Mauduit International, Inc.	598,986
		1,472,175
	HEALTHCARE-PRODUCTS - 4.23%
11,708	St. Jude Medical, Inc.	765,586

	INSURANCE - 3.92%
4,645	Everest Re Group Ltd.	710,917

	INTERNET - 4.07%
14,609	Ctrip.com International Ltd. *	736,586

	OIL & GAS - 3.91%
17,461	Murphy USA, Inc. *	708,742

	PHARMACEUTICALS - 12.80%
12,154	AstraZeneca PLC	788,551
16,673	Mylan, Inc. *	814,143
11,990	Omnicare, Inc.	715,443
		2,318,137
	PRIVATE EQUITY - 4.03%
46,277	American Capital Ltd. *	730,714
	AmericaFirst Absolute Return Fund
	SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
	March 31, 2014
Shares		Value
	RETAIL - 11.96%
11,163	Family Dollar Stores, Inc.	$ 647,566
25,780	Finish Line, Inc.	698,380
35,977	Sonic Corp. *	819,916
		2,165,862
	SAVINGS & LOANS - 8.51%
52,427	Astoria Financial Corp.	724,541
36,792	Flagstar Bancorp, Inc. *	817,518
		1,542,059

	TOTAL COMMON STOCK ( Cost - $17,107,778)	17,775,496

	SHORT-TERM INVESTMENTS - 1.80%
	MONEY MARKET FUND - 1.80%
326,145	Dreyfus Cash Management, Institutional Shares - 0.03% **	326,145
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $326,145)

	TOTAL INVESTMENTS - 99.93% ( Cost - $17,433,923) (a)	$ 18,101,641
	OTHER ASSETS LESS LIABILITIES - 0.07%	12,706
	NET ASSETS - 100.0%	$ 18,114,347

PLC - Public Liability Company.
* Non-income producing security.
** The rate shown represents the rate at March 31, 2014 and is subject to change daily.
(a) Represent cost for financial reporting purposes. Aggregate cost for federal tax purposes is $17,455,181 and differs from market value by new unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 1,098,122
	Unrealized depreciation:	(451,662)
	Net unrealized appreciation:	$ 646,460

AmericaFirst Quantitative Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2014
Shares			Value
	COMMON STOCK - 74.28%
	AGRICULTURE - 1.90%
23,987	Universal Corp.		$ 1,340,633

	AIRLINES - 3.06%
80,929	American Airline Group, Inc. *		697,019
39,750	American Airline Group, Inc. (New)*		1,454,850
			2,151,869
	AUTO PARTS & EQUIPMENT - 3.46%
23,696	Icahn Enterprises LP		2,434,290

	BANKS - 1.16%
4,973	Goldman Sachs Group, Inc.		814,826

	BEVERAGES - 2.05%
26,566	Dr Pepper Snapple Group, Inc.		1,446,784

	CHEMICALS - 1.18%
18,431	Innospec, Inc.		833,634

	COAL - 1.05%
46,557	Natural Resource Partners LP		741,187

	COMPUTERS - 1.55%
23,631	Lexmark International, Inc.		1,093,879

	DISTRIBUTION / WHOESALE - 1.35%
16,012	Arrow Electronics, Inc. *		950,472

	DIVERSIFIED FINANCIAL SERVICES - 2.22%
33,684	SLM Corp.		824,584
9,823	World Acceptance Corp. *		737,511
			1,562,095
	ELECTRONICS - 1.43%
108,849	Flextronics International Ltd. *		1,005,765

	ENERGY-ALTERNATE SOURCES - 2.85%
53,610	FutureFuel Corp.		1,088,283
76,647	Renewable Energy Group, Inc. *		918,231
			2,006,514
	FOOD - 3.70%
47,067	Fresh Del Monte Produce, Inc.		1,297,637
19,252	Ingredion, Inc.		1,310,676
			2,608,313
	FOREST PRODUCTS & PAPER - 2.52%
19,871	Neenah Paper, Inc.		1,027,728
17,571	Schweitzer-Mauduit International, Inc.		748,349
			1,776,077
AmericaFirst Quantitative Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2014
Shares			Value
	HEALTHCARE-PRODUCTS - 3.20%
34,442	St. Jude Medical, Inc.		$ 2,252,162

	INSURANCE - 3.75%
5,675	Everest Re Group Ltd.		868,559
30,193	Montpelier Re Holdings Ltd.		898,544
8,421	PartnerRe Ltd.		871,573
			2,638,676
	IRON / STEEL - 2.21%
35,750	Cliffs Nautral Resources, Inc.		731,445
59,848	Vale SA - ADR		827,698
			1,559,143
	MINING - 2.46%
12,874	BHP Billiton Ltd. - ADR		872,471
180,425	Gold Resource Corp.		862,432
			1,734,903
	PHARMACEUTICALS - 10.12%
14,401	AstraZeneca PLC - ADR		934,337
29,165	Herbalife Ltd.		1,670,280
48,718	Mylan, Inc. *		2,378,900
35,972	Omnicare, Inc.		2,146,449
			7,129,966
	PIPELINES - 11.09%
75,968	El Paso Pipeline Partners LP		2,308,668
42,634	EnLink Midstream Partners LP		1,296,926
51,061	NuStar Energy LP		2,805,802
24,827	Targa Resources Partners LP		1,396,767
			7,808,163
	PRIVATE EQUITY - 8.60%
56,156	American Capital Ltd. *		886,703
81,394	Blackstone Group LP		2,706,351
108,053	KKR & Co. LP		2,467,931
			6,060,985
	RETAIL - 1.12%
19,173	GameStop Corp.		788,010

	SAVINGS & LOANS - 1.38%
43,826	Flagstar Bancorp., Inc. *		973,814

	TRANSPORTATION - 0.87%
117,825	Overseas Shipholding Group, Inc. *		616,225

	TOTAL COMMON STOCK ( Cost - $49,745,130)		52,328,385

AmericaFirst Quantitative Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2014
Shares			Value
	EXCHANGE TRADED FUND - 9.78%
	DEBT FUND - 9.78%
9,250	iShares Credit Bond ETF		$ 1,012,967
25,000	SPDR Barclays High Yield Bond ETF		1,032,750
156,383	SPDR Barclays Short Term High Yield Bond ETF		4,840,054
	TOTAL EXCHANGE TRADED FUND ( Cost - $6,847,786)		6,885,771

Principal
	BONDS & NOTES - 14.30%
	ADVERTISING - 1.46%
$ 1,025,000	Visant Corp., 10.00%, 10/1/2017		1,026,281

	AUTO MANUFACTURERS - 1.38%
950,000	Navistar International Corp., 8.25%, 11/1/2021		972,563

	BANKS - 0.03%
20,000	Banco Hipotecario SA, 9.75%, 4/27/2016		19,800

	DISTRIBUTION / WHOLESALE - 1.42%
925,000	VWR Funding, Inc., 7.25%, 9/15/2017		999,000

	HOUSEHOLD PRODUCTS / WARES - 1.37%
900,000	Reynolds Group Issuer, Inc., 9.00%, 4/15/2019		967,500

	LODGING - 0.63%
1,000,000	Caesars Entertainment Operation Co., Inc., 10.00%, 12/15/2018		442,500

	MEDIA - 1.45%
975,000	Clear Channel Communications, Inc., 9.00%, 3/1/2021		1,022,531

	OIL & GAS - 1.43%
1,000,000	EXCO Resources, Inc., 7.50%, 9/15/2018		1,010,000

	RETAIL - 2.81%
900,000	Burger King Corp., 9.875%, 10/15/2018		986,625
925,000	Michaels Stores, Inc., 7.75%, 11/1/2018		993,219
			1,979,844
	TELECOMMUNICATIONS - 2.32%
950,000	MetroPCS Wireless, Inc., 7.875%, 9/1/2018		1,011,750
1,500,000	NII Capital Corp., 10.00%, 8/15/2016		618,750
			1,630,500

	TOTAL BONDS & NOTES ( Cost - $10,460,013)		10,070,519
Shares
	SHORT-TERM INVESTMENTS - 3.21%
	MONEY MARKET FUND - 3.21%
2,262,049	Dreyfus Cash Management, Institutional Shares, 0.03% **		2,262,049
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $2,262,049)
AmericaFirst Quantitative Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2014
			Value
	TOTAL INVESTMENTS - 101.57% ( Cost - $69,314,978) (a)		$ 71,546,724
	LIABILITIES LESS OTHER ASSETS - (1.57) %		(1,104,971)
	NET ASSETS - 100.00%		$ 70,441,753

ADR - American Depositary Receipt.
LP - Limited Partnership.
PLC - Public Liability Company.
* Non-income producing security.
** The rate shown represents the rate at March 31, 2014 and is subject to change daily.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $69,315,717 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 4,704,616
		Unrealized depreciation:	(2,473,609)
		Net unrealized appreciation:	$ 2,231,007

	AmericaFirst Seasonal Trends Fund
	SCHEDULE OF INVESTMENTS (Unaudited)
	March 31, 2014
Shares		Value
	COMMON STOCK - 98.60%
	AEROSPACE / DEFENSE - 4.16%
10,196	L-3 Communicationas Holdings, Inc.	$ 1,204,657

	AIRLINES - 4.27%
35,725	Delta Air Lines, Inc.	1,237,871

	CHEMICALS - 24.33%
25,413	Axiall Corp.	1,141,552
21,569	Cabot Corp.	1,273,865
4,583	CF Industries Holdings, Inc.	1,194,513
17,244	Methanex Corp.	1,102,581
19,953	Minerals Technologies, Inc.	1,288,166
6,914	Terra Nitrogen Co. LP	1,052,173
		7,052,850
	COAL - 4.02%
13,854	Alliance Resource Partners LP	1,165,676

	COMMERCIAL SERVICES - 7.77%
24,431	Grand Canyon Education, Inc. *	1,140,928
68,027	Western Union Co.	1,112,922
		2,253,850
	COMPUTERS - 4.53%
28,339	Lexmark International, Inc.	1,311,812

	DISTRIBUTION / WHOLESALE - 4.24%
20,696	Arrow Electronics, Inc. *	1,228,514

	DIVERSIFIED FINANCIAL SERVICES - 6.97%
45,404	SLM Corp.	1,111,490
12,125	World Acceptance Corp. *	910,345
		2,021,835
	ELECTRONICS - 4.27%
133,950	Flextronics International Ltd. *	1,237,698

	ENTERTAINMENT - 3.28%
35,837	DreamWorks Animation SKG, Inc. *	951,472

	FOREST PRODUCTS & PAPER - 3.84%
38,623	KapStone Paper and Packaging Corp. *	1,113,887

	INSURANCE - 8.05%
39,390	Montpelier Re Holdings Ltd.	1,172,246
11,229	PartnerRe Ltd.	1,162,202
		2,334,448
	INTERNET - 3.41%
32,585	Pandora Media, Inc. *	987,977
	AmericaFirst Seasonal Trends Fund
	SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
	March 31, 2014
Shares		Value
	IRON / STEEL - 4.18%
43,907	United States Steel Corp.	$ 1,212,272

	METAL FABRICATE / HARDWARE - 3.74%
14,781	CIRCOR International, Inc.	1,083,891

	RETAIL - 3.90%
180,388	Rite Aid Corp. *	1,131,033

	TELECOMMUNICATIONS - 3.64%
43,189	ADTRAN, Inc.	1,054,244

	TOTAL COMMON STOCK ( Cost - $27,980,590)	28,583,987

	SHORT-TERM INVESTMENTS - 6.67%
	MONEY MARKET FUND - 6.67%
1,932,025	Dreyfus Cash Management, Institutional Shares - 0.03% **	1,932,025
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $1,932,025)

	TOTAL INVESTMENTS - 105.27% ( Cost - $29,912,615) (a)	$ 30,516,012
	LIABILITIES LESS OTHER ASSETS - (5.27) %	(1,526,729)
	NET ASSETS - 100.0%	$ 28,989,283

LP - Limited Partnership.
* Non-income producing security
** The rate shown represents the rate at March 31, 2014 and is subject to change daily.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $29,912,615 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 1,284,499
	Unrealized depreciation:	(681,102)
	Net unrealized appreciation:	$ 603,397

AmericaFirst Funds
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2014

The following is a summary of significant accounting policies followed by the Funds.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost, provided each such valuations represent fair value. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end, closed-end investment companies or unit investment trusts (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2014 for the Funds' assets and liabilities measured at fair value:

AmericaFirst Defensive Growth Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 34,401,707	$ -	$ -	$ 34,401,707
Short Term Investments	1,098,246	-	-	$ 1,098,246
Total	$ 35,499,953	$ -	$ -	$ 35,499,953

Liabilities*	Level 1	Level 2	Level 3	Total
Common Stock Sold Short	$ 6,359,314	$ -	$ -	$ 6,359,314
Total	$ 6,359,314	$ -	$ -	$ 6,359,314

AmericaFirst Income Trends Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 10,887,028	$ -	$ -	$ 10,887,028
Bonds & Notes	-	23,399,862	-	$ 23,399,862
Preferred Stock	7,892,284	-	-	$ 7,892,284
Exchange Traded Fund	1,631,093	-	-	$ 1,631,093
Short Term Investments	816,770	-	-	$ 816,770
Total	$ 21,227,175	$ 23,399,862	$ -	$ 44,627,037

AmericaFirst Absolute Return Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 17,775,496	$ -	$ -	$ 17,775,496
Short Term Investments	326,145	-	-	$ 326,145
Total	$ 18,101,641	$ -	$ -	$ 18,101,641

AmericaFirst Quantitative Strategies Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 51,631,366	$ 697,019	$ -	$ 52,328,385
Exchange Traded Fund	6,885,771	-	-	$ 6,885,771
Bonds & Notes	-	10,070,519	-	$ 10,070,519
Short Term Investments	2,262,049	-	-	$ 2,262,049
Total	$ 60,779,186	$ 10,767,538	$ -	$ 71,546,724

AmericaFirst Seasonal Trends Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 28,583,987	$ -	$ -	$ 28,583,987
Short Term Investments	1,932,025	-	-	$ 1,932,025
Total	$ 30,516,012	$ -	$ -	$ 30,516,012

The Funds did not hold any Level 3 securities during the period.

There were no transfers into and out of Level 1 and Level 2 for the Defensive Growth, Income Trends, Absolute Return and Seasonal Trends Funds during the current period presented.  Transfers that were made into Level 2 represent securities being fair valued using observable inputs.  A quoted price was not available at the time of valuation, therefore a fair valued price using observable inputs was used.

It is the Funds' policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
*See Schedule of Investments for industry classifications.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AmericaFirst Quantitative Funds

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

5/29/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

5/29/14

By (Signature and Title)

*/s/ James Colantino

       James Colantino, Treasurer

Date

5/29/14